American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
March 31, 2023

VP Ultra - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Automobiles — 3.8%
Tesla, Inc.(1)	45,940	9,530,712
Beverages — 1.6%
Constellation Brands, Inc., Class A	17,580	3,971,146
Biotechnology — 3.4%
Genmab A/S(1)	4,920	1,859,786
Gilead Sciences, Inc.	9,410	780,748
Regeneron Pharmaceuticals, Inc.(1)	7,310	6,006,407
		8,646,941
Broadline Retail — 5.1%
Amazon.com, Inc.(1)	124,200	12,828,618
Building Products — 1.0%
Advanced Drainage Systems, Inc.	18,483	1,556,454
Johnson Controls International PLC	18,220	1,097,208
		2,653,662
Capital Markets — 1.4%
MSCI, Inc.	6,310	3,531,644
Chemicals — 0.7%
Ecolab, Inc.	10,560	1,747,997
Commercial Services and Supplies — 0.6%
Copart, Inc.(1)	19,690	1,480,885
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	9,940	4,938,888
Distributors — 0.5%
Pool Corp.	3,700	1,267,028
Electrical Equipment — 0.7%
Acuity Brands, Inc.	10,380	1,896,737
Electronic Equipment, Instruments and Components — 1.0%
Cognex Corp.	24,110	1,194,650
Keyence Corp.	2,600	1,274,282
		2,468,932
Energy Equipment and Services — 0.5%
Schlumberger NV	24,600	1,207,860
Entertainment — 1.5%
Netflix, Inc.(1)	7,400	2,556,552
Walt Disney Co.(1)	11,690	1,170,520
		3,727,072
Financial Services — 0.4%
Block, Inc.(1)	14,550	998,858
Ground Transportation — 0.6%
JB Hunt Transport Services, Inc.	9,330	1,637,042
Health Care Equipment and Supplies — 5.8%
Contra Abiomed, Inc.(1)	4,290	4,376
DexCom, Inc.(1)	29,660	3,445,899
Edwards Lifesciences Corp.(1)	23,570	1,949,946
IDEXX Laboratories, Inc.(1)	3,290	1,645,263
Insulet Corp.(1)	9,385	2,993,439
Intuitive Surgical, Inc.(1)	17,600	4,496,272
		14,535,195

Health Care Providers and Services — 3.1%
UnitedHealth Group, Inc.	16,560	7,826,090
Hotels, Restaurants and Leisure — 2.9%
Chipotle Mexican Grill, Inc.(1)	2,890	4,936,958
Wingstop, Inc.	12,340	2,265,377
		7,202,335
Household Durables — 0.2%
Sonos, Inc.(1)	29,520	579,182
Interactive Media and Services — 7.8%
Alphabet, Inc., Class A(1)	83,370	8,647,970
Alphabet, Inc., Class C(1)	91,530	9,519,120
Meta Platforms, Inc., Class A(1)	6,600	1,398,804
		19,565,894
IT Services — 9.6%
Adyen NV(1)	790	1,258,808
Mastercard, Inc., Class A	29,290	10,644,279
Okta, Inc.(1)	22,190	1,913,666
Visa, Inc., Class A	45,990	10,368,905
		24,185,658
Life Sciences Tools and Services — 1.0%
Maravai LifeSciences Holdings, Inc., Class A(1)	28,510	399,425
Waters Corp.(1)	7,100	2,198,373
		2,597,798
Machinery — 2.7%
Donaldson Co., Inc.	14,490	946,777
Fortive Corp.	26,260	1,790,144
Nordson Corp.	7,940	1,764,744
Westinghouse Air Brake Technologies Corp.	16,760	1,693,766
Yaskawa Electric Corp.	14,200	622,811
		6,818,242
Oil, Gas and Consumable Fuels — 1.4%
EOG Resources, Inc.	30,830	3,534,043
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	2,380	586,575
Pharmaceuticals — 1.2%
Eli Lilly & Co.	8,980	3,083,912
Semiconductors and Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc.(1)	28,030	2,747,220
Analog Devices, Inc.	17,200	3,392,184
Applied Materials, Inc.	35,960	4,416,967
ASML Holding NV	2,810	1,914,869
NVIDIA Corp.	43,150	11,985,775
		24,457,015
Software — 11.0%
Datadog, Inc., Class A(1)	10,493	762,421
DocuSign, Inc.(1)	25,360	1,478,488
Fair Isaac Corp.(1)	2,360	1,658,349
Microsoft Corp.	59,600	17,182,680
Paycom Software, Inc.(1)	10,630	3,231,626
Salesforce, Inc.(1)	7,100	1,418,438
Zscaler, Inc.(1)	16,200	1,892,646
		27,624,648
Technology Hardware, Storage and Peripherals — 14.5%
Apple, Inc.	221,790	36,573,171

Textiles, Apparel and Luxury Goods — 3.3%
lululemon athletica, Inc.(1)	11,290	4,111,705
NIKE, Inc., Class B	34,110	4,183,251
		8,294,956
TOTAL COMMON STOCKS (Cost $88,737,329)		249,998,736
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF(2) (Cost $1,213,063)	5,150	1,258,300
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	957	957
State Street Navigator Securities Lending Government Money Market Portfolio(3)	211,364	211,364
		212,321
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $469,039), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $452,579)		452,403
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/28, valued at $1,334,189), at 4.81%, dated 3/31/23, due 4/3/23 (Delivery value $1,308,524)		1,308,000
		1,760,403
TOTAL SHORT-TERM INVESTMENTS (Cost $1,972,724)		1,972,724
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $91,923,116)		253,229,760
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,149,503)
TOTAL NET ASSETS — 100.0%		$252,080,257

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	29,372	USD	31,995	JPMorgan Chase Bank N.A.	6/30/23	$14
USD	791,273	EUR	732,456	JPMorgan Chase Bank N.A.	6/30/23	(6,962)
USD	34,636	EUR	31,734	JPMorgan Chase Bank N.A.	6/30/23	52
JPY	6,129,550	USD	46,917	UBS AG	6/30/23	(161)
USD	743,640	JPY	96,451,600	UBS AG	6/30/23	7,908
						$851

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
JPY	–	Japanese Yen
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $207,192. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $211,364.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$243,068,180	$6,930,556	—
Exchange-Traded Funds	1,258,300	—	—
Short-Term Investments	212,321	1,760,403	—
	$244,538,801	$8,690,959	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$7,974	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$7,123	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.